UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive
Second Floor
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1200 John Q. Hammons Drive
Second Floor
Madison, Wisconsin 53717
(Name and address of agent for service)

(608) 824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2010

Item 1. Reports to Stockholders.

Plumb Funds is a trademark of
Wisconsin Capital Funds, Inc.

Plumb Balanced Fund
Plumb Equity Fund

SEMI-ANNUAL REPORT
September 30, 2010

www.plumbfunds.com

PLUMB FUNDS

September 30, 2010

Dear Fellow Shareholders:

For the six months ended September 30, 2010, the Plumb Balanced Fund returned 1.34% and the Plumb Equity Fund returned 0.32%.  Over the same period, the 65/35 blend of the S&P 500 Index and Barclays Capital Intermediate Government/Credit Bond Index returned 1.35% and the S&P 500 Index was down 1.42%.

Underlying trends in the economy appear weak.  Housing prices are softening again, unemployment is at generational highs, and in our view, bank balance sheets remain littered with bad loans.  The government’s support may have helped buoy the economy.  But the support, while we believe necessary, has been less than consistent.  The inconsistency may have contributed to highly volatile equity markets.  Although many market participants abhor volatility, we see at least one positive aspect.  We believe heightened volatility provides opportunities to buy excellent companies at depressed prices and sell others at high prices.

Although stock prices have increased recently, equities continue to trade at attractive valuations relative to historical valuations, suggesting that over what we see as longer term, we should expect to see stocks rise, despite the current problems in the economy.  We expect the problems to take a long time to resolve, and we believe the volatility will continue.  Importantly, we continue to find bargains among some of the world’s strongest businesses.  We are positioning the portfolio towards what we believe are the highest-quality companies with strong balance sheets that should perform well when the environment improves.

In fixed income, we continue to believe a bubble exists in U.S. Treasuries.  High-grade corporate bonds are trading at historically high spreads over Treasuries.  We are finding attractive fixed-income opportunities in companies with strong balance sheets that we feel should be able to withstand the problems in the financial sector.

As the market has appreciated, we have attempted to maintain a defensive posture.  We believe that the most attractive investments on a risk-adjusted basis are the large multinational companies with strong balance sheets that trade at attractive valuations. Due to the problems we see in the banking sector, we expect to continue to avoid investments in that area.  We expect substantial volatility in the financial sector with periodic buying opportunities for quite some time.

Our portfolio is currently positioned towards technology, energy, and large multinational companies with exposure to developing markets that we feel should perform well even if the United States trails the rest of the world in coming out of the recession.  We anticipate that we will look to keep our bonds relatively short-term in nature as we seek to guard against an eventual increase in interest rates that we expect to occur when the Federal Reserve attempts to remove liquidity from the market.

PLUMB FUNDS

We thank you for your support, and we look forward to helping you with all your financial needs.

Sincerely,

Thomas G. Plumb
Portfolio Manager

Past performance is not a guarantee of future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information. Current and future portfolio holdings are subject to risk.

Mutual fund investing involves risk. Principal loss is possible. The funds may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Temporary defensive positions - Under adverse market conditions the funds could invest a substantial portion of their assets in US Treasury Securities and money market securities, which could reduce the benefit from any upswing in the market.

The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after tax performance. Investment in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The 65/35 blend is a weighted average consisting of 65% weight of the S&P 500’s returns and a 35% weight of the Barclays Capital Intermediate Government/Credit Bond Index returns.  The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index which includes nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance.  It is not possible to invest directly in an index.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

PLUMB FUNDS
Expense Example
September 30, 2010 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 – September 30, 2010).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
September 30, 2010 (Unaudited) (Continued)

Plumb Balanced Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2010 to
	April 1, 2010	September 30, 2010	September 30, 2010
Actual	$1,000.00	$1,013.40	$5.91
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,019.20	$5.92

*	Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Plumb Equity Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2010 to
	April 1, 2010	September 30, 2010	September 30, 2010
Actual	$1,000.00	$1,003.20	$6.53
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.55	$6.58

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund
Investments by Asset Allocation as of September 30, 2010
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Asset Allocation as of September 30, 2010
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS – 70.98%
Administrative and Support Services – 1.38%
Lender Processing Services, Inc.	17,000	$564,910

Beverage and Tobacco Product Manufacturing – 3.22%
The Coca-Cola Co.	14,000	819,280
Philip Morris International, Inc.	9,000	504,180
		1,323,460
Chemical Manufacturing – 10.14%
Abbott Laboratories	16,800	877,632
Air Products & Chemicals, Inc.	8,000	662,560
Church & Dwight Co., Inc.	12,000	779,280
E.I. du Pont de Nemours & Co.	11,000	490,820
Johnson & Johnson	10,000	619,600
Merck & Co., Inc.	20,000	736,200
		4,166,092
Computer and Electronic Product Manufacturing – 6.52%
Apple, Inc. (a)	1,500	425,625
Cisco Systems, Inc. (a)	30,000	657,000
Intel Corp.	38,000	730,740
Microchip Technology, Inc.	27,500	864,875
		2,678,240
Couriers and Messengers – 0.73%
United Parcel Service, Inc. – Class B	4,500	300,105

Credit Intermediation and Related Activities – 3.12%
Discover Financial Services	40,000	667,200
Hudson City Bancorp, Inc.	50,000	613,000
		1,280,200
Electrical Equipment, Appliance, and
Component Manufacturing – 3.96%
Corning, Inc.	40,000	731,200
Emerson Electric Co.	17,000	895,220
		1,626,420
Food Manufacturing – 5.40%
Kraft Foods, Inc. – Class A	30,000	925,800
Nestle SA – ADR	11,000	587,730
Unilever PLC – ADR	24,200	704,220
		2,217,750

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2010 (Unaudited) (Continued)
	Shares	Value
COMMON STOCKS (Continued)
Food Services and Drinking Places – 1.81%
McDonald’s Corp.	10,000	$745,100

General Merchandise Stores – 1.69%
Wal-Mart Stores, Inc.	13,000	695,760

Health and Personal Care Stores – 1.53%
CVS Caremark Corp.	20,000	629,400

Heavy and Civil Engineering Construction – 1.33%
Fluor Corp.	11,000	544,830

Insurance Carriers and Related Activities – 0.82%
Greenlight Capital Re Ltd. (a) (b)	13,500	337,770

Internet Service Providers, Web Search Portals – 1.28%
Automatic Data Processing, Inc.	12,500	525,375

Mining (except Oil and Gas) – 0.99%
Newmont Mining Corp.	6,500	408,265

Miscellaneous Manufacturing – 1.92%
3M Co.	6,000	520,260
Medtronic, Inc.	8,000	268,640
		788,900
Motor Vehicle and Parts Dealers – 0.72%
Sonic Automotive, Inc. – Class A (a)	30,000	294,900

Oil and Gas Extraction – 3.08%
ATP Oil & Gas Corp. (a)	40,000	546,000
Petroleo Brasileiro S.A. – ADR	19,800	718,146
		1,264,146
Petroleum and Coal Products Manufacturing – 5.58%
BP PLC – ADR (a)	10,000	411,700
Chevron Corp.	8,500	688,925
ConocoPhillips	10,000	574,300
Exxon Mobil Corp.	10,000	617,900
		2,292,825

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2010 (Unaudited) (Continued)
	Shares	Value
COMMON STOCKS (Continued)
Primary Metal Manufacturing – 1.49%
RTI International Metals, Inc. (a)	20,000	$612,400

Professional, Scientific, and Technical Services – 1.91%
Mastercard, Inc. – Class A	3,500	784,000

Publishing Industries – 3.35%
BMC Software, Inc. (a)	14,000	566,720
Microsoft Corp.	33,000	808,170
		1,374,890
Rail Transportation – 1.00%
Union Pacific Corp.	5,000	409,000

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 0.65%
optionsXpress Holdings, Inc. (a)	17,500	268,800

Support Activities for Mining – 1.93%
Atwood Oceanics, Inc. (a)	12,000	365,400
Weatherford International Ltd. (a) (b)	25,000	427,500
		792,900
Telecommunications – 3.76%
Verizon Communications, Inc.	20,000	651,800
Vodafone Group PLC – ADR	36,000	893,160
		1,544,960
Utilities – 1.67%
National Grid PLC – ADR	16,000	683,840

TOTAL COMMON STOCKS
(Cost $26,737,189)		29,155,238

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2010 (Unaudited) (Continued)
	Shares	Value
TRUST PREFERRED SECURITIES – 1.91%
Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 1.91%
Goldman Sachs Group, Inc., Series D
4.000%, perpetual (c)	25,000	$535,250
Morgan Stanley Capital Trust VIII
6.450%, 01/15/2046	10,000	247,700
		782,950
TOTAL TRUST PREFERRED SECURITIES
(Cost $653,361)		782,950

EXCHANGE-TRADED FUNDS – 0.57%
Funds, Trusts, and Other Financial Vehicles – 0.26%
iShares Silver Trust (a)	5,000	106,550

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 0.31%
SPDR Gold Trust (a)	1,000	127,910
TOTAL EXCHANGE-TRADED FUNDS
(Cost $187,391)		234,460

	Principal
	Amount
CONVERTIBLE BONDS – 4.14%
Computer and Electronic Product Manufacturing – 1.24%
Linear Technology Corp.
3.000%, 05/01/2027	$500,000	510,000

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 1.69%
NASDAQ OMX Group, Inc.
2.500%, 08/15/2013	700,000	693,875

Support Activities for Mining – 1.21%
Transocean, Inc.
1.625%, 12/15/2037 (b)	250,000	249,375
1.500%, 12/15/2037 (b)	250,000	245,937
		495,312
TOTAL CONVERTIBLE BONDS
(Cost $1,560,885)		1,699,187

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2010 (Unaudited) (Continued)
	Principal
	Amount	Value
CORPORATE BONDS – 21.84%
Credit Intermediation and Related Activities – 2.76%
CIT Group, Inc.
7.000%, 05/01/2014	$600,000	$601,500
Zions Bancorporation
7.750%, 09/23/2014	500,000	530,249
		1,131,749
Food Manufacturing – 1.32%
Kraft Foods, Inc.
6.250%, 06/01/2012	500,000	543,516

Health and Personal Care Stores – 2.20%
CVS Pass-Through Trust
6.943%, 01/10/2030	311,450	351,736
Medco Health Solutions, Inc.
6.125%, 03/15/2013	500,000	553,145
		904,881
Machinery Manufacturing – 3.62%
Caterpillar, Inc.
7.900%, 12/15/2018	500,000	670,534
General Electric Co.
5.000%, 02/01/2013	750,000	814,909
		1,485,443
Merchant Wholesalers, Nondurable Goods – 1.29%
Lorillard Tobacco Co.
6.875%, 05/01/2020	500,000	529,791

Oil and Gas Extraction – 1.43%
Noble Holding International Ltd.
7.375%, 03/15/2014 (b)	500,000	585,698

Paper Manufacturing – 1.32%
Sealed Air Corp.
7.875%, 06/15/2017	500,000	542,398

Publishing Industries – 2.47%
Oracle Corp.
5.000%, 01/15/2011	1,000,000	1,012,493

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2010 (Unaudited) (Continued)
	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 4.97%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	$1,000,000	$1,055,968
Morgan Stanley
5.000%, 08/19/2025 (c)	500,000	494,655
5.000%, 08/31/2025 (c)	500,000	492,269
		2,042,892
Utilities – 0.46%
Alliant Energy Corp.
4.000%, 10/15/2014	180,000	189,351

TOTAL CORPORATE BONDS
(Cost $8,485,447)		8,968,212

	Shares
SHORT-TERM INVESTMENTS – 1.73%
Money Market Funds – 1.73%
AIM STIT-STIC Prime Portfolio 0.15% (c)	712,357	712,357

TOTAL SHORT-TERM INVESTMENTS
(Cost $712,357)		712,357
Total Investments
(Cost $38,336,630) – 101.17%		41,552,404
Liabilities in Excess of Other Assets – (1.17%)		(481,423)
TOTAL NET ASSETS – 100%		$41,070,981

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Cayman Islands 2.25%, Switzerland 2.25%.
(c)	Variable rate security. The rate listed is as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2010 (Unaudited)
	Shares	Value
COMMON STOCKS – 94.63%
Administrative and Support Services – 2.09%
Lender Processing Services, Inc.	10,000	$332,300

Beverage and Tobacco Product Manufacturing – 3.99%
Coca-Cola Co.	7,000	409,640
Philip Morris International, Inc.	4,000	224,080
		633,720
Chemical Manufacturing – 11.17%
Abbott Laboratories	7,800	407,472
Air Products & Chemicals, Inc.	4,000	331,280
Church & Dwight Co., Inc.	4,000	259,760
Johnson & Johnson	6,000	371,760
Merck & Co., Inc.	11,000	404,910
		1,775,182
Computer and Electronic Product Manufacturing – 8.70%
Apple, Inc. (a)	1,000	283,750
Cisco Systems, Inc. (a)	17,000	372,300
Intel Corp.	14,000	269,220
Lattice Semiconductor Corp. (a)	30,000	142,500
Microchip Technology, Inc.	10,000	314,500
		1,382,270
Couriers and Messengers – 1.26%
United Parcel Service, Inc. – Class B	3,000	200,070

Credit Intermediation and Related Activities – 7.27%
CIT Group, Inc. (a)	7,500	306,150
Citigroup, Inc. (a)	60,000	234,000
Discover Financial Services	20,000	333,600
Hudson City Bancorp, Inc.	23,000	281,980
		1,155,730
Educational Services – 0.66%
Corinthian Colleges, Inc. (a)	15,000	105,300

Electrical Equipment, Appliance, and Component – 4.73%
Corning, Inc.	21,000	383,880
Emerson Electric Co.	7,000	368,620
		752,500

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2010 (Unaudited) (Continued)
	Shares	Value
COMMON STOCKS (Continued)
Food Manufacturing – 6.73%
Kraft Foods, Inc. – Class A	12,000	$370,320
Nestle SA – ADR	6,000	320,580
Unilever PLC – ADR	13,000	378,300
		1,069,200
Food Services and Drinking Places – 1.87%
McDonald’s Corp.	4,000	298,040

General Merchandise Stores – 2.53%
Wal-Mart Stores, Inc.	7,500	401,400

Health and Personal Care Stores – 2.38%
CVS Caremark Corp.	12,000	377,640

Heavy and Civil Engineering Construction – 1.87%
Fluor Corp.	6,000	297,180

Insurance Carriers and Related Activities – 1.26%
Greenlight Capital Re Ltd. (a) (b)	8,000	200,160

Internet Service Providers, Web Search Portals – 1.85%
Automatic Data Processing, Inc.	7,000	294,210

Merchant Wholesalers, Nondurable Goods – 0.57%
Alliance One International, Inc. (a)	22,000	91,300

Mining (except Oil and Gas) – 2.37%
Newmont Mining Corp.	6,000	376,860

Miscellaneous Manufacturing – 3.51%
3M Co.	4,500	390,195
Medtronic, Inc.	5,000	167,900
		558,095
Motor Vehicle and Parts Dealers – 1.24%
Sonic Automotive, Inc. (a)	20,000	196,600

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2010 (Unaudited) (Continued)
	Shares	Value
COMMON STOCKS (Continued)
Oil and Gas Extraction – 3.94%
ATP Oil & Gas Corp. (a)	22,000	$300,300
Petroleo Brasileiro S.A. – ADR	9,000	326,430
		626,730
Petroleum and Coal Products Manufacturing – 6.36%
Chevron Corp.	4,000	324,200
ConocoPhillips	5,500	315,865
Exxon Mobil Corp.	2,000	123,580
BP PLC	6,000	247,020
		1,010,665
Primary Metal Manufacturing – 2.39%
RTI International Metals, Inc. (a)	12,400	379,688

Professional, Scientific, and Technical Services – 2.82%
Mastercard, Inc.	2,000	448,000

Publishing Industries – 4.73%
BMC Software, Inc. (a)	8,000	323,840
Microsoft Corp.	17,500	428,575
		752,415
Securities, Commodity Contracts,
and Other Financial Investments
and Related Activities – 0.77%
optionsXpress Holdings, Inc. (a)	8,000	122,880

Support Activities for Mining – 3.07%
Atwood Oceanics, Inc. (a)	6,200	188,790
Weatherford International Ltd. (a) (b)	17,500	299,250
		488,040
Telecommunications – 4.50%
Verizon Communications, Inc.	9,000	293,310
Vodafone Group PLC – ADR	17,000	421,770
		715,080
TOTAL COMMON STOCKS
(Cost $13,735,890)		15,041,255

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2010 (Unaudited) (Continued)

	Shares	Value
TRUST PREFERRED SECURITIES – 1.35%
Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 1.35%
Goldman Sachs Group, Inc., Series D
4.000%, perpetual (c)	10,000	$214,100

TOTAL TRUST PREFERRED SECURITIES
(Cost $207,627)		214,100

REAL ESTATE INVESTMENT TRUSTS (REITs) – 0.45%
Funds, Trusts, and Other Financial Vehicles – 0.45%
Anworth Mortgage Asset Corp.	10,000	71,300

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $68,650)		71,300

EXCHANGE-TRADED FUNDS – 2.55%
Funds, Trusts, and Other Financial Vehicles – 1.34%
iShares Silver Trust (a)	10,000	213,100

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 1.21%
SPDR Gold Trust (a)	1,500	191,865

TOTAL EXCHANGE-TRADED FUNDS
(Cost $292,062)		404,965

	Contracts
CALL OPTIONS PURCHASED – 0.60%
Educational Services – 0.60%
Corinthian Colleges, Inc.
Expiration: 01/21/12, Exercise Price $2.50 (a)	200	95,200

TOTAL CALL OPTIONS PURCHASED
(Cost $88,933)		95,200

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2010 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 2.22%
Money Market Funds – 2.22%
AIM STIT-STIC Prime Portfolio 0.15% (c)	353,366	$353,366

TOTAL SHORT-TERM INVESTMENTS
(Cost $353,366)		353,366
Total Investments
(Cost $14,746,528) – 101.80%		16,180,186
Liabilities in Excess of Other Assets – (1.80%)		(285,763)
TOTAL NET ASSETS – 100%		$15,894,423

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Cayman Islands 1.26%, Switzerland 1.88%.
(c)	Variable rate security. The rate listed is as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
September 30, 2010 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$41,552,404	$16,180,186
Dividends and interest receivable	146,353	18,419
Prepaid assets	23,606	9,463
Total Assets	41,722,363	16,208,068

Liabilities
Payable for investments purchased	573,659	278,100
Payable for fund shares redeemed	27	30
Accrued distribution fee	17,823	4,140
Payable to Advisor (a)	10,404	3,758
Administrative & accounting
services fee payable (a)	6,612	2,535
Accrued expenses and other liabilities	42,857	25,082
Total Liabilities	651,382	313,645
Net Assets	$41,070,981	$15,894,423

Net Assets Consist Of:
Paid in capital	52,349,075	20,584,568
Accumulated net investment income	636,448	83,398
Accumulated net realized loss	(15,130,316)	(6,207,201)
Net unrealized appreciation on investments	3,215,774	1,433,658
Net assets	$41,070,981	$15,894,423

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	2,467,094	1,005,748
Net asset value, offering and
redemption price per share	$16.65	$15.80

* Cost of Investments	$38,336,630	14,746,528

(a)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Period Ended September 30, 2010 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends (Net of foreign withholding
taxes of $3,624 and $1,829, respectively)	$406,899	$153,611
Interest	283,608	289
Total Investment Income	690,507	153,900

Expenses:
Investment Advisor’s fee (a)	137,043	47,490
Distribution fees	52,709	18,265
Administrative & accounting service fees (a)	33,279	11,593
Professional fees	32,869	11,063
Administration fee	17,834	16,720
Transfer agent fees and expenses	18,067	13,133
Fund accounting fees	16,784	14,369
Registration fees	7,835	6,707
Trustee fees and expenses	11,280	3,850
Custody fees	4,164	3,930
Insurance expense	3,806	1,245
Printing and mailing expense	2,883	1,236
Total expenses before waiver	338,553	149,601
Less: Fees waived/reimbursed by Advisor (a)	(91,226)	(54,556)
Net expenses	247,327	95,045
Net Investment Income	443,180	58,855

Realized and Unrealized Gain (Loss):
Net realized gain on investments	773,455	557,564
Net change in unrealized
appreciation (depreciation):
Investments	(828,424)	(489,504)
Options	6,267	—
Net realized and unrealized
gain (loss) on investments	(48,702)	68,060
Net Increase in Net Assets
Resulting from Operations	$394,478	$126,915

(a)	See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statement of Changes in Net Assets
	For the	For the
	Six Months	Year
	Ended	Ended
	September 30,	March 31,
	2010	2010
	(Unaudited)
Operations:
Net investment income	$443,180	$887,923
Net realized gain (loss) on investments	773,455	(772,096)
Net change in unrealized
appreciation (depreciation)
on investments and options	(822,157)	10,987,208
Net increase in net assets
resulting from operations	394,478	11,103,035

Dividends And Distributions To Shareholders:
Net investment income	—	(934,405)
Total dividends and distributions	—	(934,405)

Capital Share Transactions:
Proceeds from shares sold	1,156,523	3,367,649
Shares issued in reinvestment of dividends	—	391,602
Cost of shares redeemed	(4,956,357)	(4,205,291)
Net decrease in net assets
from capital share transactions	(3,799,834)	(446,040)
Total increase (decrease) in net assets	(3,405,356)	9,722,590

Net Assets:
Beginning of period	44,476,337	34,753,747
End of period*	$41,070,981	$44,476,337

* Including undistributed net
investment income of	$636,448	$193,268

Change In Shares Outstanding:
Shares sold	70,994	222,104
Shares issued in reinvestment of dividends	—	24,785
Shares redeemed	(310,461)	(273,460)
Net decrease	(239,467)	(26,571)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statement of Changes in Net Assets

	For the	For the
	Six Months	Year
	Ended	Ended
	September 30,	March 31,
	2010	2010
	(Unaudited)
Operations:
Net investment income	$58,855	$133,141
Net realized gain on investments	557,564	7,212
Net change in unrealized
appreciation (depreciation) on investments	(489,504)	4,309,637
Net increase in net assets
resulting from operations	126,915	4,449,990

Dividends And Distributions To Shareholders:
Net investment income	—	(140,237)
Total dividends and distributions	—	(140,237)

Capital Share Transactions:
Proceeds from shares sold	2,280,185	2,655,244
Shares issued in reinvestment of dividends	—	82,314
Cost of shares redeemed	(1,918,879)	(2,474,276)
Net increase in net assets
from capital share transactions	361,306	263,282
Total increase in net assets	488,221	4,573,035

Net Assets:
Beginning of period	15,406,202	10,833,167
End of period*	$15,894,423	$15,406,202

* Including undistributed net
investment income of	$83,398	$24,543

Change In Shares Outstanding:
Shares sold	151,515	187,940
Shares issued in reinvestment of dividends	—	5,477
Shares redeemed	(123,933)	(173,111)
Net increase	27,582	20,306

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights
	For the				For the Period
	Six Months		For the		May 24, 2007*
	Ended		Years Ended		through
	September		March 31,		March 31,
	30, 2010		2010	2009	2008
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)
Net asset value,
beginning of period	$16.43		$12.72	$17.52	$20.00
Operations:
Net investment income(1)	0.19		0.33	0.37	0.28
Net realized and
unrealized gain (loss)	0.03	(5)	3.73	(4.80)	(2.55)
Total from investment operations	0.22		4.06	(4.43)	(2.27)
Dividends and distributions
to shareholders:
Dividends from net
investment income	—		(0.35)	(0.37)	(0.21)
Total dividends and distributions	—		(0.35)	(0.37)	(0.21)
Change in net asset
value for the period	0.22		3.71	(4.80)	(2.48)
Net asset value,
end of period	$16.65		$16.43	$12.72	$17.52
Total return(4)	1.34	%(2)	32.01%	(25.33)%	(11.44	)%(2)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights (Continued)

	For the				For the Period
	Six Months		For the		May 24, 2007*
	Ended		Years Ended		through
	September		March 31,		March 31,
	30, 2010		2010	2009	2008
	(Unaudited)
Ratios/supplemental data
Net assets, end of period (000)	$41,071		$44,476	$34,754	$55,701
Ratio of net expenses
to average net assets:
Before expense
reimbursement and waivers	1.61	%(3)	1.64%	1.57%	1.56	%(3)
After expense
reimbursement and waivers	1.17	%(3)(6)	1.10%	1.10%	1.10	%(3)
Ratio of net investment income
to average net assets:
After expense
reimbursement and waivers	2.10	%(3)	2.15%	2.19%	1.78	%(3)
Portfolio turnover rate	44	%(2)	54%	63%	51	%(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.
(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)
Per share amount is a balancing amount necessary to reconcile the change in net asset value per share during the period. It does not agree to the Statement of Operations due to fluctuation in share transactions during the period.

(6)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.25%. Prior to July 1, 2010, the Fund’s expense cap was 1.10%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights
	For the				For the Period
	Six Months		For the		May 24, 2007*
	Ended		Years Ended		through
	September		March 31,		March 31,
	30, 2010		2010	2009	2008
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)
Net asset value,
beginning of period	$15.75		$11.31	$16.49	$20.00
Operations:
Net investment income(1)	0.06		0.14	0.10	0.08
Net realized and
unrealized gain (loss)	(0.01	)(5)	4.45	(5.17)	(3.50)
Total from investment operations	0.05		4.59	(5.07)	(3.42)
Dividends and distributions
to shareholders:
Dividends from net
investment income	—		(0.15)	(0.11)	(0.09)
Total dividends and distributions	—		(0.15)	(0.11)	(0.09)
Change in net asset
value for the period	0.05		4.44	(5.18)	(3.51)
Net asset value, end of period	$15.80		$15.75	$11.31	$16.49
Total return(4)	0.32	%(2)	40.66%	(30.81)%	(17.14	)%(2)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights (Continued)
	For the				For the Period
	Six Months		For the		May 24, 2007*
	Ended		Years Ended		through
	September		March 31,		March 31,
	30, 2010		2010	2009	2008
	(Unaudited)
Ratios/supplemental data
Net assets, end of period (000)	$15,894		$15,406	$10,883	$17,629
Ratio of net expenses
to average net assets:
Before expense
reimbursement and waivers	2.05	%(3)	2.18%	2.14%	2.10	%(3)
After expense
reimbursement and waivers	1.30	%(3)(6)	1.20%	1.20%	1.20	%(3)
Ratio of net investment income
to average net assets:
After expense
reimbursement and waivers	0.81	%(3)	0.98%	0.65%	0.56	%(3)
Portfolio turnover rate	62	%(2)	73%	83%	67	%(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.
(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)
Per share amount is a balancing amount necessary to reconcile the change in net asset value per share during the period. It does not agree to the Statement of Operations due to fluctuation in share transactions during the period.

(6)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.40%. Prior to July 1, 2010, the Fund’s expense cap was 1.20%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2010 (Unaudited)

1.ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.  Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks, foreign issued common stocks, trust preferred securities, exchange-traded funds, and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Nasdaq-listed securities are valued at their Nasdaq Official Closing Price.  Equity

PLUMB FUNDS

Notes to Financial Statements
September 30, 2010 (Unaudited) (Continued)

securities not traded on a listed exchange or not traded using Nasdaq, are valued as of the last sale price at the close of the U.S. market.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.

An option that is purchased by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which the Funds’ net asset value is calculated, snapshot prices are provided by the independent pricing services or other sources at the close of the New York Stock Exchange to calculate the net asset value.

When using the market quotations or closing price provided by a pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available are valued using a market approach based on information supplied by independent pricing services, including services using matrix pricing formulas and/or independent broker bid quotations.  The significant inputs of these matrix pricing formulas include coupon, ratings, maturities, and other fundamental data relating to the issuer.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  These debt securities for which market quotations are not readily available will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, to value the Funds’ investments carried at fair value:

PLUMB FUNDS

Notes to Financial Statements
September 30, 2010 (Unaudited) (Continued)

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$29,155,238	$—	$—	$29,155,238
Trust Preferred Securities*	782,950	—	—	782,950
Exchange-Traded Funds*	234,460	—	—	234,460
Convertible Bonds*	—	1,699,187	—	1,699,187
Corporate Bonds*	—	8,968,212	—	8,968,212
Money Market Funds	712,357	—	—	712,357
Total	$30,885,005	$10,667,399	$—	$41,552,404

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$15,041,255	$—	$—	$15,041,255
Trust Preferred Securities*	214,100	—	—	214,100
Real Estate Investment Trusts*	71,300	—	—	71,300
Exchange-Traded Funds*	404,965	—	—	404,965
Purchased Options*	95,200	—	—	95,200
Money Market Funds	353,366	—	—	353,366
Total	$16,180,186	$—	$—	$16,180,186

*	For detailed industry descriptions, refer to the Schedule of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.  As of and during the six-month period ended September 30, 2010, no securities were transferred into or out of Level 1 or Level 2.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses:

Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2010 (Unaudited) (Continued)

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

As of and during the period ended September 30, 2010, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Options:

Each of the Funds may purchase call or put options on securities and indices and enter into related closing transactions. Each of the Funds may engage in transactions in options either for bona fide hedging purposes or to seek to increase total return. As a holder of a call option, a Fund pays a non-refundable premium to the seller for the right, but not the obligation, to purchase a security at a fixed price (the exercise price) during the specified period (exercise period). As a holder of a put option, a Fund pays a non-refundable premium for the right, but not the obligation, to sell a security at the exercise price during the exercise period. The premium that a Fund pays when purchasing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2010 (Unaudited) (Continued)

The counterparty risk associated with purchased options is minimal because the options are exchange-traded, and the options clearing corporation guarantees performance to selling and purchasing clearing members.

If a purchased call option is exercised by a Fund, the premium is added to the cost basis of the security purchased, which will subsequently decrease the gain or increase the loss recognized at the time of sale. If a purchased put option is exercised by the Fund, the premium is deducted from the proceeds of the sale of the underlying security in determining whether the Fund has realized a gain or loss.

The Plumb Balanced Fund did not hold any derivatives as of September 30, 2010 and did not have any transactions in derivatives during the period ended September 30, 2010.

The number of option contracts purchased and the premiums paid by the Plumb Equity Fund during the period ended September 30, 2010, were as follows:

	Number of	Premiums
	Contracts	Paid

Options outstanding, beginning of period	—	$—
Options purchased	200	88,933
Options expired	—	—
Options sold	—	—
Options outstanding, end of period	200	$88,933

The Plumb Equity Fund’s derivative instruments at September 30, 2010 consisted solely of purchased options—equity contracts. This derivative is included in “Investments, at value” on the Statement of Assets and Liabilities and has a fair value of $95,200 at September 30, 2010.

The Plumb Equity Fund did not have any realized gains or losses on derivatives for the period ended September 30, 2010. The Plumb Equity Fund had a change in unrealized appreciation of purchased options—equity contracts totaling $6,267 for the period ended September 30, 2010 which is included in “Net change in unrealized appreciation (depreciation): Options” in the Statement of Operations.

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date

PLUMB FUNDS

Notes to Financial Statements
September 30, 2010 (Unaudited) (Continued)

and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended September 30, 2010, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $52,709 and $18,265, respectively, pursuant to the 12b-1 Plan.  As of September 30, 2010, $17,823 and $4,140 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

4.INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Prior to July 1, 2010, annual operating expenses were limited to 1.10% and 1.20% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively. Effective July 1, 2010 until July 31, 2011, the Advisor has agreed to limit annual operating expenses to 1.25% and 1.40% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six months ended September 30, 2010, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $91,226 and $54,556, respectively.  The waived expenses for the six months ended September 30, 2010 are subject to potential recovery until March 31, 2014.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2010 (Unaudited) (Continued)

The following table shows the remaining waived or reimbursed expenses subject to potential recovery as of March 31, 2010 expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2011 $231,096	2011 $153,281
2012 $213,244	2012 $137,938
2013 $223,649	2013 $132,191

The Funds also have an Administrative and Accounting Services Agreement (“Agreement”) with the Advisor.  The original Agreement was amended and restated effective September 1, 2010, when the Advisor took over fund administration responsibilities from another party. These fund administration responsibilities include general fund management, compliance, financial reporting, tax reporting, and oversight and assistance to other providers. Effective September 1, 2010, the Advisor’s administrative and accounting fees were increased from an annual rate of 0.15% to 0.20% of the Funds’ average daily net assets, computed daily and paid monthly.

5.INVESTMENT TRANSACTIONS

For the six months ended September 30, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government Obligations, were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Purchases:	$17,956,415	$9,491,416
Sales:	$20,639,553	$8,888,416

6.BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2010, Charles Schwab Inc., for the benefit of its customers, owned 27.70% of the Plumb Equity Fund.  As of September 30, 2010, the Plumb Trust Company, wholly-owned by Thomas G. Plumb, for the benefit of its customers, owned 53.35% and 50.55% of the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  As a result, Charles Schwab Inc. may be deemed to control the Plumb Equity Fund, and the Plumb Trust Company and Thomas G. Plumb may be deemed to control both the Plumb Balanced Fund and the Plumb Equity Fund.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2010 (Unaudited) (Continued)

7.FEDERAL TAX INFORMATION

As of March 31, 2010 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Tax cost of Investments	$40,277,700	$13,545,642
Unrealized appreciation	$4,783,541	$2,180,385
Unrealized depreciation	(760,321)	(359,394)
Net tax unrealized
appreciation on investments	$4,023,220	$1,820,991
Undistributed ordinary income	$207,948	$23,988
Distributable earnings	$207,948	$23,988
Other accumulated losses	$(15,903,740)	$(6,662,039)
Total accumulated losses	$(11,672,572)	$(4,817,060)

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and the timing of income generated from certain underlying investments.

As of March 31, 2010 the Funds had tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover
	Plumb Balanced Fund	Plumb Equity Fund
Expires:
March 31, 2016	$ (506,660)	$ (211,702)
March 31, 2017	$(6,710,977)	$(3,162,317)
March 31, 2018	$(8,218,986)	$(3,175,750)

As of March 31, 2010, the Funds deferred, on a tax basis, post-October losses of:

Plumb Balanced Fund	$(467,117)
Plumb Equity Fund	$(112,270)

PLUMB FUNDS
Notes to Financial Statements
September 30, 2010 (Unaudited) (Continued)

8.DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2010 and 2009 were as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2010	March 31, 2009
Distributions paid from:
Ordinary Income	$934,405	$1,020,553
Total Distributions Paid	$934,405	$1,020,553

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2010	March 31, 2009
Distributions paid from:
Ordinary Income	$140,237	$101,823
Total Distributions Paid	$140,237	$101,823

PLUMB FUNDS

Additional Information (Unaudited)

BOARD REVIEW OF FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. At its meeting held May 17, 2010, the Board of Directors, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreement for another year with a contractual waiver by the Advisor whereby the Advisor agreed to limit expenses until July 31, 2011 to 1.25% and 1.40% for the Plumb Balanced Fund and Plumb Equity Fund, respectively, to the extent that either Funds’ total annual operating expenses exceed those levels.

The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund; (iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds.

In connection with its consideration of the Advisory Agreement, the Board reviewed and discussed and considered at the Meeting various materials, including:

•	a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;

•	a memorandum from Funds’ management providing information regarding:

o	the Funds’ absolute performances, and their performances relative to industry benchmarks and a universe of relevant peers, as determined by Morningstar;

o	the actual fees and expenses paid by the Funds and their expense ratios compared to their respective Morningstar peers;

o	the Advisor’s analysis of profitability of the Advisory Agreement and related administrative agreement to the Advisor;

o	services provided to other similarly-sized clients of the Advisor and the fees paid by such clients;

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

•	the Advisory Agreement and other service agreements with the Advisor or affiliates of the Advisor; and

•	reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.

In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports from the Funds’ portfolio managers and reports from the Funds’ Chief Compliance Officer.

The nature, extent and quality of the services rendered by the Advisor.

The Board agreed that the Advisor, which traces its origins back over twenty-five years, twenty-one of those managing mutual funds, was well qualified to continue to manage a mutual fund.  They noted the staff’s long history in money management, especially that of the portfolio managers.

The performance of the Funds.

The Board was satisfied with the Funds’ performance, relative to both their respective peer groups and benchmark indices. The Board considered the Advisor’s adherence to its investment philosophy of owning what it viewed to be top-quality companies. The Board noted that over the past year, some of the top-performing stocks not held by the Funds were those of companies whose gains largely consisted of a rebound to their large losses in the prior year. The Board also noted that while the Equity Fund underperformed the S&P 500 by approximately 9% for the year ended March 31, 2010, the Fund had trailed the S&P 500 by less than a percentage point since the inception of the Fund. The Board determined that the Balanced Fund’s performance was in line with its benchmark.

The fees and expenses charged by the Advisor.

The Board considered the fees and expenses charged by the Advisor and incurred by the Fund.  The Board noted especially the Advisor’s willingness to waive large portions of its fees and/or to reimburse expenses under the Advisory Agreement and administrative agreement over the past year, with the advisor waiving and/or reimbursing 54 basis points and 98 basis points of such fees for the Plumb Balanced Fund and Plumb Equity Fund, respectively.  The Board noted that despite the Funds having operated for less than three years, the waivers granted by the Advisor kept the Funds’ expense ratios at or below the median expense ratios of funds in their respective Morningstar peer groups.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

The Board compared the fees charged by the Advisor to the Funds to those being charged by the Advisor to other investment advisory clients.  The Board noted that the fees charged to other investment advisory clients were generally higher than the fees charged to the Funds because of the higher level of service required of the other investment advisory clients.

Ultimately, the Board concluded that the Funds’ advisory fee rate of 65 basis point of assets under management to be fair and reasonable.

The extent to which economies of scale will be realized as the Funds grow.

The Board noted that, due to their relatively small size, the Funds have yet to achieve any economies of scale, but due to the amount of fixed costs associated with running a fund, growth in assets would likely help to achieve these economies.

Costs of the services and profits realized by the Advisor.

The Board also discussed the profitability of the Advisor and the benefits being realized by the Advisor by virtue of its managing the Funds.  Particularly in light of the fact that the Advisor waived a substantial portion of its advisory fee, the Board felt that the profits being realized by the Advisor were not excessive.  The Board also considered other benefits to the Advisor, including the fact that the Advisor received compensation in the form of soft-dollar commissions to pay for research.  They agreed that such non-economic benefits, including the research, would benefit the Fund and did not constitute excessive compensation to the Advisor.

Based on its evaluation of all material factors and the information provided to it, the Board of Directors, including all of the Independent Directors, voted unanimously to renew the Agreement for a one-year period.

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
1200 John Q. Hammons Drive
Madison, WI  53717
Telephone:  (608) 824-8800

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH  44145

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not Applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not Applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not Applicable for Semi-Annual Reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer (principal executive officer) and Vice President/Chief Financial Officer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)     /s/Thomas G. Plumb
Thomas G. Plumb, President

Date         November 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/Thomas G. Plumb
Thomas G. Plumb, Principal Executive Officer

Date   November 17, 2010

By (Signature and Title)     /s/Timothy R. O’Brien
Timothy R. O’Brien, Principal Financial Officer

Date   November 17, 2010